UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period:  May 31, 2017

Item 1. Reports to Stockholders.

WBI Tactical BA Fund
WBI Tactical BP Fund
WBI Tactical DG Fund

Semi-Annual Report
May 31, 2017

Table of Contents

Expense Example	3

Sector Allocation of Portfolio Assets	6

Schedule of Investments	8

Statements of Assets and Liabilities	18

Statements of Operations	22

Statements of Changes in Net Assets	24

Financial Highlights	30

Notes to Financial Statements	36

Notice to Shareholders	50

Householding	50

Approval of Investment Advisory Agreement	51

Privacy Notice	58

WBI Funds

EXPENSE EXAMPLE – at May 31, 2017 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The WBI Tactical BA Fund, WBI Tactical BP Fund, and WBI Tactical DG Fund Examples are based on an investment of $1,000 invested in the No Load Class and the Institutional Class of each Fund at the beginning of the period and held for the entire period (12/1/16 – 5/31/17).

Actual Expenses

The first line of the tables on the following pages provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% and 1.50% per the operating expenses limitation agreement for the No Load Class and the Institutional Class, respectively, of each Fund. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  The Example on the following pages includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this

WBI Funds

EXPENSE EXAMPLE – at May 31, 2017 (Unaudited), Continued

5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

WBI Tactical BA Fund – No Load Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual	$1,000.00	$1,025.00	$8.53
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.50	$8.50

*
Expenses are equal to the Fund’s annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Tactical BA Fund – Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual	$1,000.00	$1,026.40	$7.17
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.85	$7.14

*
Expenses are equal to the Fund’s annualized expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Tactical BP Fund – No Load Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual	$1,000.00	$1,050.50	$8.33
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.80	$8.20

*
Expenses are equal to the Fund’s annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Funds

EXPENSE EXAMPLE – at May 31, 2017 (Unaudited), Continued

WBI Tactical BP Fund – Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual	$1,000.00	$1,051.30	$7.67
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.45	$7.54

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Tactical DG Fund – No Load Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual	$1,000.00	$1,042.50	$8.61
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.50	$8.50

*
Expenses are equal to the Fund’s annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Tactical DG Fund – Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual	$1,000.00	$1,044.10	$6.93
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.15	$6.84

*
Expenses are equal to the Fund’s annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – at May 31, 2017 (Unaudited)

WBI Tactical BA Fund

WBI Tactical BP Fund

Percentages represent market value as a percentage of total investments.

WBI Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – at May 31, 2017 (Unaudited), Continued

WBI Tactical DG Fund

Percentages represent market value as a percentage of total investments.

WBI Tactical BA Fund

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 56.22%	Value

	Advertising Agencies - 4.70%
16,243	Interpublic Group of Cos., Inc.	$404,938
9,228	Omnicom Group, Inc.	772,568
		1,177,506

	Chemical Manufacturing - 5.82%
5,178	AbbVie, Inc.	341,852
10,841	Eli Lilly and Co.	862,618
1,858	International Flavors & Fragrances, Inc.	256,200
		1,460,670

	Commercial Banking - 2.30%
14,422	Renasant Corp.	576,159

	Computer and Electronic
	Product Manufacturing - 5.88%
12,174	Analog Devices, Inc.	1,044,042
5,811	Intel Corp.	209,835
4,611	Maxim Integrated Products, Inc.	220,406
		1,474,283

	Electrical Equipment, Appliance, and
	Component Manufacturing - 1.75%
15,082	Corning, Inc.	438,886

	Hospitals - 2.76%
15,281	HealthSouth Corp.	692,688

	Insurance Carriers and
	Related Activities - 10.01%
7,678	Aflac, Inc.	578,768
8,515	Arthur J. Gallagher & Co.	483,056
7,518	Chubb Ltd. (a)	1,076,502
8,794	Progressive Corp.	373,129
		2,511,455

	Leather and Allied
	Product Manufacturing - 2.71%
14,687	Coach, Inc.	678,686

	Merchant Wholesalers, Durable Goods - 2.52%
8,005	TE Connectivity Ltd. (a)	631,194

	Miscellaneous Manufacturing - 3.46%
8,249	Hasbro, Inc.	868,290

	Paper Manufacturing - 1.27%
3,129	Packaging Corp. of America	319,659

The accompanying notes are an integral part of these financial statements.

WBI Tactical BA Fund

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

Shares		Value
	Plastics and Rubber
	Products Manufacturing - 4.05%
12,067	Avery Dennison Corp.	$1,016,765

	Printing and Related
	Support Activities - 3.15%
11,575	Deluxe Corp.	788,952

	Securities, Commodity Contracts,
	and Other Financial Investments
	and Related Activities - 1.58%
10,769	Legg Mason, Inc.	397,053

	Transportation Equipment
	Manufacturing - 1.93%
3,982	United Technologies Corp.	482,937

	Utilities - 2.33%
14,648	PPL Corp.	584,602
	TOTAL COMMON STOCKS
	(Cost $13,622,807)	14,099,785

	EXCHANGE-TRADED FUNDS - 23.82%
11,145	First Trust Enhanced Short Maturity ETF	668,533
6,125	iShares 10+ Year Credit Bond ETF	374,054
5,025	iShares Agency Bond ETF	572,800
14,880	iShares Emerging Markets
	High Yield Bond ETF	755,011
3,140	iShares Intermediate
	Government/Credit Bond ETF	349,168
11,855	iShares U.S. Preferred Stock ETF	462,819
10,883	PowerShares Chinese Yuan Dim Sum
	Bond Portfolio ETF	245,085
29,787	PowerShares International Corporate
	Bond Portfolio ETF	777,441
11,221	Vanguard Intermediate-Term
	Corporate Bond ETF	985,428
12,042	Vanguard Intermediate-Term
	Government Bond ETF	783,211
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $5,884,981)	5,973,550

The accompanying notes are an integral part of these financial statements.

WBI Tactical BA Fund

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

Principal
Amount	U.S. TREASURY NOTES - 12.73%	Value
$800,000	1.375%, 9/30/2023	$772,875
900,000	1.625%, 2/15/2026	861,697
800,000	1.50%, 8/15/2026	754,313
800,000	2.25%, 2/15/2027	803,094
	TOTAL U.S. TREASURY NOTES
	(Cost $3,152,983)	3,191,979

Shares	SHORT-TERM INVESTMENTS - 9.32%
2,337,383	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.67% (b)	2,337,383
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,337,383)	2,337,383
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $24,998,154) - 102.09%	25,602,697
	Liabilities in Excess of Other Assets - (2.09)%	(523,578)
	NET ASSETS - 100.00%	$25,079,119

ETF - Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2017.

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 47.45%	Value

	Advertising Agencies - 3.80%
39,177	Interpublic Group of Cos., Inc.	$976,682

	Computer and Electronic
	Product Manufacturing - 9.23%
11,576	Analog Devices, Inc.	992,758
9,229	Intel Corp.	333,259
21,962	Maxim Integrated Products, Inc.	1,049,784
		2,375,801

	Electrical Equipment, Appliance,
	and Component Manufacturing - 3.77%
6,108	Rockwell Automation, Inc.	969,462

	Fabricated Metal
	Product Manufacturing - 2.41%
17,373	Hillenbrand, Inc.	620,216

	Insurance Carriers and
	Related Activities - 5.26%
4,343	Arthur J. Gallagher & Co.	246,378
5,252	Chubb Ltd. (a)	752,034
12,116	Zurich Insurance Group AG - ADR	355,726
		1,354,138

	Miscellaneous Manufacturing - 2.75%
6,730	Hasbro, Inc.	708,400

	Paper Manufacturing - 3.34%
8,404	Packaging Corp. of America	858,553

	Plastics and Rubber
	Products Manufacturing - 4.01%
12,230	Avery Dennison Corp.	1,030,500

	Professional, Scientific, and
	Technical Services - 3.23%
6,686	Accenture PLC - Class A (a)	832,206

	Tax Preparation Services - 3.24%
31,446	H&R Block, Inc.	834,577

	Transportation Equipment
	Manufacturing - 2.54%
5,387	United Technologies Corp.	653,335

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

Shares		Value
	Utilities - 3.87%
12,070	Hawaiian Electric Industries, Inc.	$400,000
14,937	PPL Corp.	596,135
		996,135
	TOTAL COMMON STOCKS
	(Cost $11,658,509)	12,210,005

	EXCHANGE-TRADED FUNDS - 44.71%
11,170	First Trust Enhanced Short Maturity ETF	670,032
6,046	iShares 10+ Year Credit Bond ETF	369,229
5,009	iShares Agency Bond ETF	570,976
15,018	iShares Emerging Markets
	High Yield Bond ETF	762,013
21,666	iShares iBoxx $High Yield
	Corporate Bond Fund	1,920,691
3,109	iShares Intermediate
	Government/Credit Bond ETF	345,721
11,898	iShares U.S. Preferred Stock ETF	464,498
10,847	PowerShares Chinese Yuan Dim Sum
	Bond Portfolio ETF	244,274
30,062	PowerShares International Corporate
	Bond Portfolio ETF	784,618
67,615	SPDR Bloomberg Barclays Short Term
	High Yield Bond ETF	1,902,686
17,246	Vanguard Intermediate-Term
	Corporate Bond ETF	1,514,544
21,120	Vanguard Long-Term
	Corporate Bond ETF	1,954,868
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $11,236,042)	11,504,150

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 8.03%	Value
2,066,307	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.67% (b)	$2,066,307
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,066,307)	2,066,307
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $24,960,858) - 100.19%	25,780,462
	Liabilities in Excess of Other Assets - (0.19)%	(48,026)
	NET ASSETS - 100.00%	$25,732,436

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2017.

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 91.90%	Value
	Administrative and Support Services - 1.64%
1,291	ManpowerGroup, Inc.	$131,514
5,003	Randstad Holding NV - ADR	144,262
		275,776

	Advertising Agencies - 4.04%
27,143	Interpublic Group of Cos., Inc.	676,675

	Air Transportation - 3.56%
6,853	Alaska Air Group, Inc.	596,554

	Building Material and
	Garden Equipment - 2.27%
2,484	Home Depot, Inc.	381,319

	Chemical Manufacturing - 2.94%
2,230	AbbVie, Inc.	147,224
6,692	Church & Dwight Co., Inc.	345,709
		492,933

	Computer and Electronic
	Product Manufacturing - 12.98%
24,530	Infineon Technologies AG - ADR	543,339
4,605	Intel Corp.	166,287
2,513	L3 Technologies, Inc.	423,667
15,269	Maxim Integrated Products, Inc.	729,858
3,810	Texas Instruments, Inc.	314,287
		2,177,438

	Credit Intermediation and
	Related Activities - 5.39%
12,151	East West Bancorp, Inc.	665,024
2,737	Northern Trust Corp.	239,323
		904,347

	Fabricated Metal
	Product Manufacturing - 0.72%
3,389	Hillenbrand, Inc.	120,987

	Hospitals - 4.10%
15,176	HealthSouth Corp.	687,928

	Insurance Carriers and
	Related Activities - 15.87%
8,198	Aflac, Inc.	617,965
1,709	Anthem, Inc.	311,636

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

Shares		Value
	Insurance Carriers and
	Related Activities - 15.87% (Continued)
5,077	Chubb Ltd. (a)	$726,976
3,840	Hartford Financial Services Group, Inc.	189,658
4,251	Travelers Cos., Inc.	530,737
6,342	Unum Group	285,263
		2,662,235
	Machinery Manufacturing - 4.56%
3,429	Cummins, Inc.	540,753
1,384	Snap-on, Inc.	223,738
		764,491
	Merchant Wholesalers,
	Durable Goods - 10.41%
3,392	3M Co.	693,562
6,026	Applied Industrial Technologies, Inc.	372,106
8,619	TE Connectivity Ltd. (a)	679,608
		1,745,276
	Merchant Wholesalers,
	Non-Durable Goods - 1.73%
2,058	Illinois Tool Works, Inc.	290,631

	Miscellaneous Manufacturing - 1.38%
6,444	Brady Corp. - Class A	231,339

	Nonstore Retailers - 1.42%
7,165	HSN, Inc.	237,520

	Paper Manufacturing - 0.83%
1,362	Packaging Corp. of America	139,142

	Plastics and Rubber
	Products Manufacturing - 3.96%
7,884	Avery Dennison Corp.	664,306

	Primary Metal Manufacturing - 1.69%
8,330	Steel Dynamics, Inc.	283,137

	Professional, Scientific, and
	Technical Services - 1.43%
1,926	Accenture PLC - Class A (a)	239,729

	Sporting Goods, Hobby, and Musical
	Instrument Stores - 1.34%
16,164	Big 5 Sporting Goods Corp.	224,679

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

Shares		Value
	Tax Preparation Services - 3.12%
19,700	H&R Block, Inc.	$522,838
	Transportation Equipment
	Manufacturing - 6.52%
13,720	Allison Transmission Holdings, Inc.	531,238
3,771	Lear Corp.	562,030
		1,093,268

	TOTAL COMMON STOCKS
	(Cost $14,923,884)	15,412,548

	REITs - 2.74%
8,419	DuPont Fabros Technology, Inc.	459,930
	TOTAL REITs
	(Cost $418,607)	459,930

	SHORT-TERM INVESTMENTS - 5.01%
839,933	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.67% (b)	839,933
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $839,933)	839,933
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $16,182,424) - 99.65%	16,712,411
	Other Assets in Excess of Liabilities - 0.35%	58,871
	NET ASSETS - 100.00%	$16,771,282

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2017.

The accompanying notes are an integral part of these financial statements.

WBI Funds

(This Page Intentionally Left Blank.)

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2017 (Unaudited)

	WBI Tactical	WBI Tactical
	BA Fund	BP Fund
ASSETS
Investments in securities, at value
(identified cost $24,998,154 and
$24,960,858, respectively)	$25,602,697	$25,780,462
Receivables
Investment securities sold	574,995	—
Fund shares sold	5,000	17,950
Dividends and interest	45,125	17,506
Dividend tax reclaim	640	2,706
Prepaid expenses	16,804	31,980
Total assets	26,245,261	25,850,604
LIABILITIES
Payables
Investment securities purchased	1,029,246	—
Fund shares redeemed	75,859	66,305
Administration and fund accounting fees	13,414	11,522
Advisory fees	11,205	11,962
Audit fees	10,359	10,358
Shareholder servicing fees	6,608	7,912
12b-1 fees	5,429	966
Shareholder reporting	4,667	474
Legal fees	3,333	2,965
Transfer agent fees and expenses	3,082	2,551
Chief Compliance Officer fee	1,439	1,439
Custody fees	1,295	1,489
Trustee fees	199	217
Due to Custodian	7	8
Total liabilities	1,166,142	118,168
NET ASSETS	$25,079,119	$25,732,436

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2017 (Unaudited), Continued

	WBI Tactical	WBI Tactical
	BA Fund	BP Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
No Load Shares
Net assets applicable to shares outstanding	$12,775,931	$2,400,594
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,206,548	230,772
Net asset value, offering and
redemption price per share	$10.59	$10.40
Institutional Shares
Net assets applicable to shares outstanding	$12,303,188	$23,331,842
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,155,399	2,239,060
Net asset value, offering and
redemption price per share	$10.65	$10.42
COMPONENTS OF NET ASSETS
Paid-in capital	$27,587,142	$26,444,316
Undistributed net investment income	66,123	124,017
Accumulated net realized loss
from investments and options	(3,178,689)	(1,655,501)
Net unrealized appreciation on investments	604,543	819,604
Net assets	$25,079,119	$25,732,436

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2017 (Unaudited), Continued

WBI Tactical
DG Fund
ASSETS
Investments in securities, at value (identified cost $16,182,424)	$16,712,411
Receivables
Investment securities sold	901,150
Dividends and interest	40,436
Dividend tax reclaim	1,629
Prepaid expenses	18,582
Total assets	17,674,208
LIABILITIES
Payables
Investment securities purchased	672,187
Fund shares redeemed	181,787
Audit fees	10,357
Administration and fund accounting fees	9,088
Advisory fees	5,719
Shareholder servicing fees	4,686
Shareholder reporting	4,674
12b-1 fees	3,896
Legal fees	3,488
Custody fees	2,885
Transfer agent fees and expenses	2,524
Chief Compliance Officer fee	1,440
Trustee fees	190
Due to Custodian	5
Total liabilities	902,926
NET ASSETS	$16,771,282

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2017 (Unaudited), Continued

WBI Tactical
DG Fund
CALCULATION OF NET ASSET VALUE PER SHARE
No Load Shares
Net assets applicable to shares outstanding	$9,215,624
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	824,101
Net asset value, offering and redemption price per share	$11.18
Institutional Shares
Net assets applicable to shares outstanding	$7,555,658
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	672,576
Net asset value, offering and redemption price per share	$11.23
COMPONENTS OF NET ASSETS
Paid-in capital	$20,519,525
Undistributed net investment income	17,405
Accumulated net realized loss on investments	(4,295,635)
Net unrealized appreciation on investments	529,987
Net assets	$16,771,282

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2017 (Unaudited)

	WBI Tactical	WBI Tactical
	BA Fund	BP Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld and
issuance fees of $3,332 and $2,795, respectively)	$272,864	$404,112
Interest	40,404	4,275
Total investment income	313,268	408,387
Expenses
Advisory fees (Note 4)	116,604	114,562
Administration and fund accounting fees (Note 4)	39,650	37,040
Transfer agent fees and expenses (Note 4)	18,044	17,157
Distribution fees - No Load Shares (Note 5)	17,040	2,943
Registration fees	15,007	14,679
Shareholder servicing fees -
No Load Shares (Note 6)	5,935	401
Shareholder servicing fees -
Institutional Shares (Note 6)	4,859	15,615
Audit fees	10,358	10,358
Custody fees (Note 4)	5,904	5,475
Trustee fees	4,878	4,956
Chief Compliance Officer fee (Note 4)	4,439	4,439
Legal fees	3,827	3,806
Reports to shareholders	3,149	4,134
Other expenses	2,442	3,267
Insurance expense	1,029	1,121
Total expenses	253,165	239,953
Less: advisory fee waiver and
expense reimbursement (Note 4)	(40,137)	(35,947)
Net expenses	213,028	204,006
Net investment income	100,240	204,381
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS
Net realized gain on investments	753,996	1,275,806
Capital gain distributions from
regulated investment companies	965	—
Net change in unrealized
appreciation/(depreciation) on investments	(181,642)	(120,862)
Net realized and unrealized gain on investments	573,319	1,154,944
Net Increase in Net Assets
Resulting from Operations	$673,559	$1,359,325

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2017 (Unaudited), Continued

WBI Tactical
DG Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld
and issuance fees of $2,297)	$214,243
Interest	2,154
Total investment income	216,397
Expenses
Advisory fees (Note 4)	74,299
Administration and fund accounting fees (Note 4)	25,026
Registration fees	14,889
Distribution fees - No Load Shares (Note 5)	11,986
Transfer agent fees and expenses (Note 4)	11,241
Audit fees	10,358
Custody fees (Note 4)	5,853
Trustee fees	4,746
Shareholder servicing fees - No Load Shares (Note 6)	4,276
Shareholder servicing fees - Institutional Shares (Note 6)	440
Chief Compliance Officer fee (Note 4)	4,439
Other expenses	4,390
Legal fees	3,612
Insurance expense	931
Total expenses	176,486
Less: advisory fee waiver and
expense reimbursement (Note 4)	(41,779)
Net expenses	134,707
Net investment income	81,690
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS
Net realized gain on investments	1,877,023
Net change in unrealized
appreciation/(depreciation) on investments	(1,197,940)
Net realized and unrealized gain on investments	679,083
Net Increase in Net Assets Resulting from Operations	$760,773

The accompanying notes are an integral part of these financial statements.

WBI Tactical BA Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2017	Year Ended
	(Unaudited)	November 30, 2016
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$100,240	$159,389
Net realized gain/(loss) on:
Investments	753,996	295,835
Purchased options	—	(54,605)
Written options	—	4,268
Capital gain distributions from
regulated investment companies	965	7,188
Net change in unrealized
appreciation/(depreciation) on investments	(181,642)	546,821
Net increase in net assets
resulting from operations	673,559	958,896
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(24,895)	(36,618)
Institutional Shares	(47,072)	(84,921)
Total distributions to shareholders	(71,967)	(121,539)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(4,867,933)	(20,937,022)
Total decrease in net assets	(4,266,341)	(20,099,665)
NET ASSETS
Beginning of period	29,345,460	49,445,125
End of period	$25,079,119	$29,345,460
Undistributed net investment
income at end of period	$66,123	$37,850

The accompanying notes are an integral part of these financial statements.

WBI Tactical BA Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended
	May 31, 2017		Year Ended
	(Unaudited)		November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	124,263	$1,302,190	335,121	$3,307,290
Shares issued on
reinvestments of
distributions	2,384	24,866	3,667	36,565
Shares redeemed*	(320,305)	(3,352,291)	(1,375,952)	(13,638,695)
Net decrease	(193,658)	$(2,025,235)	(1,037,164)	$(10,294,840)
* Net of redemption fees of		$21		$6,321

	Institutional Shares		Institutional Shares
	Six Months Ended
	May 31, 2017		Year Ended
	(Unaudited)		November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	213,802	$2,258,079	563,665	$5,554,013
Shares issued on
reinvestments of
distributions	4,361	45,697	8,310	83,162
Shares redeemed*	(488,955)	(5,146,474)	(1,631,544)	(16,279,357)
Net decrease	(270,792)	$(2,842,698)	(1,059,569)	$(10,642,182)
* Net of redemption fees of		$2,285		$477

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2017	Year Ended
	(Unaudited)	November 30, 2016
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$204,381	$250,591
Net realized gain/(loss) on:
Investments	1,275,806	(1,100,295)
Purchased options	—	(50,774)
Capital gain distributions from
regulated investment companies	—	7,088
Net change in unrealized
appreciation/(depreciation) on investments	(120,862)	1,043,042
Net increase in net assets
resulting from operations	1,359,325	149,652
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(12,172)	(24,706)
Institutional Shares	(148,934)	(174,010)
Total distributions to shareholders	(161,106)	(198,716)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(3,184,692)	(5,727,133)
Total decrease in net assets	(1,986,473)	(5,776,197)
NET ASSETS
Beginning of period	27,718,909	33,495,106
End of period	$25,732,436	$27,718,909
Undistributed net investment
income at end of period	$124,017	$80,742

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended
	May 31, 2017		Year Ended
	(Unaudited)		November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	24,184	$248,024	303,466	$2,975,349
Shares issued on
reinvestments of
distributions	1,203	12,172	2,522	24,706
Shares redeemed*	(40,585)	(414,047)	(740,498)	(7,206,747)
Net decrease	(15,198)	$(153,851)	(434,510)	$(4,206,692)
* Net of redemption fees of		$—		$104

	Institutional Shares		Institutional Shares
	Six Months Ended
	May 31, 2017		Year Ended
	(Unaudited)		November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	325,899	$3,326,541	1,996,695	$19,323,254
Shares issued on
reinvestments of
distributions	14,605	147,921	17,777	173,354
Shares redeemed*	(636,570)	(6,505,303)	(2,167,614)	(21,017,049)
Net decrease	(296,066)	$(3,030,841)	(153,142)	$(1,520,441)
* Net of redemption fees of		$189		$8,043

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2017	Year Ended
	(Unaudited)	November 30, 2016
INCREASE/(DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income	$81,690	$134,829
Net realized gain/(loss) on:
Investments	1,877,023	(1,509,770)
Purchased options	—	(56,714)
Written options	—	13,267
Net change in unrealized
appreciation/(depreciation) on investments	(1,197,940)	437,036
Net increase/(decrease) in net assets
resulting from operations	760,773	(981,352)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(32,049)	(47,405)
Institutional Shares	(39,738)	(80,498)
Total distributions to shareholders	(71,787)	(127,903)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(2,412,794)	(21,534,538)
Total decrease in net assets	(1,723,808)	(22,643,793)
NET ASSETS
Beginning of period	18,495,090	41,138,883
End of period	$16,771,282	$18,495,090
Undistributed net investment
income at end of period	$17,405	$7,502

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended
	May 31, 2017		Year Ended
	(Unaudited)		November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	47,862	$532,076	109,040	$1,109,701
Shares issued on
reinvestments of
distributions	2,907	32,041	4,590	47,307
Shares redeemed*	(155,376)	(1,720,750)	(939,661)	(9,609,523)
Net decrease	(104,607)	$(1,156,633)	(826,031)	$(8,452,515)
* Net of redemption fees of		$21		$371

	Institutional Shares		Institutional Shares
	Six Months Ended
	May 31, 2017		Year Ended
	(Unaudited)		November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	74,641	$834,115	81,276	$836,593
Shares issued on
reinvestments of
distributions	3,578	39,622	7,750	80,367
Shares redeemed*	(191,891)	(2,129,898)	(1,362,363)	(13,998,983)
Net decrease	(113,672)	$(1,256,161)	(1,273,337)	$(13,082,023)
* Net of redemption fees of		$21		$1,023

The accompanying notes are an integral part of these financial statements.

WBI Tactical BA Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months
	Ended
	May 31, 2017		Year Ended November 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value,
beginning of period	$10.35		$10.01	$11.39	$10.55	$10.65	$9.83
Income from
investment operations:
Net investment income^	0.03		0.02	0.01	0.03	0.05	0.08
Net realized and unrealized
gain/(loss) on investments	0.23		0.34	(0.89)	0.87	(0.02)	0.83
Total from
investment operations	0.26		0.36	(0.88)	0.90	0.03	0.91
Less distributions:
From net investment income	(0.02)		(0.02)	(0.02)	(0.06)	(0.05)	(0.09)
From net realized
gain on investments	—		—	(0.48)	—	(0.08)	—
Total distributions	(0.02)		(0.02)	(0.50)	(0.06)	(0.13)	(0.09)
Redemption fees retained^#	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.59		$10.35	$10.01	$11.39	$10.55	$10.65
Total return	2.50	%‡	3.63%	-8.03%	8.58%	0.32%	9.34%
Ratios/supplemental data:
Net assets, end of
period (thousands)	$12,776		$14,497	$24,409	$31,683	$29,383	$20,826
Ratio of expenses to
average net assets (a):
Before expense
reimbursement/recoupment	1.98	%†	1.81%	1.67%	2.06%	1.93%	2.21%
After expense
reimbursement/recoupment	1.69	%†	1.69%	1.68%*	2.00%	2.00%	2.00%
Ratio of net investment income/
(loss) to average net assets (b):
Before expense
reimbursement/recoupment	0.31	%†	0.16%	0.10%	0.19%	0.59%	0.51%
After expense
reimbursement/recoupment	0.60	%†	0.28%	0.09%	0.25%	0.52%	0.72%
Portfolio turnover rate	197.95	%‡	355.13%	331.35%	176.43%	247.36%	202.76%

*	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.75%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical BA Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months
	Ended
	May 31, 2017		Year Ended November 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value,
beginning of period	$10.41		$10.07	$11.42	$10.58	$10.68	$9.85
Income from
investment operations:
Net investment income^	0.05		0.05	0.03	0.06	0.08	0.10
Net realized and unrealized
gain/(loss) on investments	0.22		0.34	(0.89)	0.88	(0.03)	0.84
Total from
investment operations	0.27		0.39	(0.86)	0.94	0.05	0.94
Less distributions:
From net investment income	(0.03)		(0.05)	(0.03)	(0.10)	(0.07)	(0.11)
From net realized
gain on investments	—		—	(0.48)	—	(0.08)	—
Total distributions	(0.03)		(0.05)	(0.51)	(0.10)	(0.15)	(0.11)
Redemption fees retained^	0.00	#	0.00 #	0.02	0.00 #	0.00 #	0.00 #
Net asset value, end of period	$10.65		$10.41	$10.07	$11.42	$10.58	$10.68
Total return	2.64	%‡	3.86%	-7.61%	8.89%	0.51%	9.65%
Ratios/supplemental data:
Net assets, end of
period (thousands)	$12,303		$14,848	$25,037	$49,794	$41,083	$33,602
Ratio of expenses to
average net assets (a):
Before expense
reimbursement/recoupment	1.71	%†	1.55%	1.50%	1.74%	1.66%	1.94%
After expense
reimbursement/recoupment	1.42	%†	1.43%	1.51%**	1.68%*	1.73%	1.75%
Ratio of net investment income/
(loss) to average net assets (b):
Before expense
reimbursement/recoupment	0.57	%†	0.43%	0.29%	0.48%	0.84%	0.76%
After expense
reimbursement/recoupment	0.86	%†	0.55%	0.28%	0.54%	0.77%	0.95%
Portfolio turnover rate	197.95	%‡	355.13%	331.35%	176.43%	247.36%	202.76%

*	Effective July 1, 2014, the advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
**	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.50%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months					June 17,
	Ended					2013*
	May 31,					to
	2017		Year Ended November 30,			November 30,
	(Unaudited)		2016	2015	2014	2013
Net asset value,
beginning of period	$9.95		$9.93	$10.87	$10.00	$10.00
Income from
investment operations:
Net investment income^	0.07		0.04	0.08	0.06	0.04
Net realized and unrealized
gain/(loss) on investments	0.43		0.02	(0.77)	0.94	(0.03)
Total from
investment operations	0.50		0.06	(0.69)	1.00	0.01
Less distributions:
From net investment income	(0.05)		(0.04)	(0.07)	(0.13)	(0.01)
From net realized
gain on investments	—		—	(0.18)	—	—
Total distributions	(0.05)		(0.04)	(0.25)	(0.13)	(0.01)
Redemption fees retained^	—		0.00 #	0.00 #	0.00 #	—
Net asset value, end of period	$10.40		$9.95	$9.93	$10.87	$10.00
Total return	5.05	%‡	0.64%	-6.47%	10.05%	0.08	%‡
Ratios/supplemental data:
Net assets, end of
period (thousands)	$2,401		$2,447	$6,758	$6,742	$1,312
Ratio of expenses to
average net assets (a):
Before expense reimbursement	1.92	%†	1.83%	1.76%	3.31%	16.32	%†
After expense reimbursement	1.63	%†	1.70%	1.64%**	1.97%	2.00	%†
Ratio of net investment income/
(loss) to average net assets (b):
Before expense reimbursement	1.11	%†	0.34%	0.62%	(0.75)%	(13.36	)%†
After expense reimbursement	1.40	%†	0.47%	0.74%	0.59%	0.96	%†
Portfolio turnover rate	170.90	%‡	389.24%	381.27%	200.20%	86.29	%‡

*	Commencement of operations.
**	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.75%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months						June 17,
	Ended						2013*
	May 31,						to
	2017		Year Ended November 30,				November 30,
	(Unaudited)		2016	2015		2014	2013
Net asset value,
beginning of period	$9.97		$9.95	$10.88		$10.00	$10.00
Income from
investment operations:
Net investment income^	0.08		0.08	0.09		0.11	0.07
Net realized and unrealized
gain/(loss) on investments	0.43		—	(0.76)		0.92	(0.06)
Total from
investment operations	0.51		0.08	(0.67)		1.03	0.01
Less distributions:
From net investment income	(0.06)		(0.06)	(0.08)		(0.15)	(0.01)
From net realized
gain on investments	—		—	(0.18)		—	—
Total distributions	(0.06)		(0.06)	(0.26)		(0.15)	(0.01)
Redemption fees retained^#	0.00		0.00	0.00		0.00	0.00
Net asset value, end of period	$10.42		$9.97	$9.95		$10.88	$10.00
Total return	5.13	%‡	0.86%	-6.28%		10.39%	0.13	%‡
Ratios/supplemental data:
Net assets, end of
period (thousands)	$23,332		$25,272	$26,737		$20,551	$5,129
Ratio of expenses to
average net assets (a):
Before expense reimbursement	1.77	%†	1.67%	1.64%		3.10%	9.12	%†
After expense reimbursement	1.50	%†	1.49%	1.53	%***	1.65%**	1.75	%†
Ratio of net investment income/
(loss) to average net assets (b):
Before expense reimbursement	1.26	%†	0.64%	0.73%		(0.39)%	(5.76	)%†
After expense reimbursement	1.53	%†	0.82%	0.84%		1.06%	1.61	%†
Portfolio turnover rate	170.90	%‡	389.24%	381.27%		200.20%	86.29	%‡

*	Commencement of operations.
**	Effective July 1, 2014, the advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
***	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.50%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months
	Ended
	May 31, 2017		Year Ended November 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value,
beginning of period	$10.76		$10.76	$12.69	$12.83	$10.86	$9.50
Income from
investment operations:
Net investment income^	0.04		0.04	0.02	0.01	0.04	0.06
Net realized and unrealized
gain/(loss) on investments	0.42		—	(1.21)	0.51	2.01	1.37
Total from
investment operations	0.46		0.04	(1.19)	0.52	2.05	1.43
Less distributions:
From net investment income	(0.04)		(0.04)	(0.02)	(0.03)	(0.08)	(0.07)
From net realized
gain on investments	—		—	(0.71)	(0.63)	—	—
From return of capital	—		—	(0.01)	—	—	—
Total distributions	(0.04)		(0.04)	(0.74)	(0.66)	(0.08)	(0.07)
Redemption fees retained^#	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$11.18		$10.76	$10.76	$12.69	$12.83	$10.86
Total return	4.25	%‡	0.36%	-9.85%	4.12%	18.96%	15.16%
Ratios/supplemental data:
Net assets, end of
period (thousands)	$9,216		$9,994	$18,879	$32,402	$26,985	$12,866
Ratio of expenses to
average net assets(a):
Before fee waivers and
expense reimbursement	2.17	%†	1.98%	1.70%	2.03%	2.07%	2.31%
After fee waivers and
expense reimbursement	1.69	%†	1.70%	1.70%*	2.00%	2.00%	2.00%
Ratio of net investment income/(loss)
to average net assets(b):
Before fee waivers and
expense reimbursement	0.30	%†	0.12%	0.16%	0.08%	0.29%	0.23%
After fee waivers and
expense reimbursement	0.78	%†	0.40%	0.16%	0.11%	0.36%	0.54%
Portfolio turnover rate	161.43	%‡	376.80%	384.28%	266.42%	219.78%	261.95%

*	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.75%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months
	Ended
	May 31, 2017		Year Ended November 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value,
beginning of period	$10.81		$10.81	$12.73	$12.87	$10.89	$9.50
Income from
investment operations:
Net investment income^	0.08		0.06	0.04	0.06	0.07	0.10
Net realized and unrealized
gain/(loss) on investments	0.40		—	(1.21)	0.49	2.01	1.39
Total from
investment operations	0.48		0.06	(1.17)	0.55	2.08	1.49
Less distributions:
From net investment income	(0.06)		(0.06)	(0.03)	(0.06)	(0.10)	(0.10)
From net realized
gain on investments	—		—	(0.71)	(0.63)	—	—
From return of capital	—		—	(0.01)	—	—	—
Total distributions	(0.06)		(0.06)	(0.75)	(0.69)	(0.10)	(0.10)
Redemption fees retained^#	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$11.23		$10.81	$10.81	$12.73	$12.87	$10.89
Total return	4.41	%‡	0.56%	-9.60%	4.40%	19.29%	15.75%
Ratios/supplemental data:
Net assets, end of
period (thousands)	$7,556		$8,501	$22,260	$58,664	$48,203	$13,351
Ratio of expenses to
average net assets(a):
Before fee waivers and
expense reimbursement	1.84	%†	1.75%	1.51%	1.69%	1.79%	1.95%
After fee waivers and
expense reimbursement	1.36	%†	1.47%	1.51%**	1.66%*	1.70%	1.57%
Ratio of net investment income/
(loss) to average net assets(b):
Before fee waivers and
expense reimbursement	0.64	%†	0.36%	0.35%	0.41%	0.53%	0.61%
After fee waivers and
expense reimbursement	1.12	%†	0.64%	0.35%	0.44%	0.62%	0.99%
Portfolio turnover rate	161.43	%‡	376.80%	384.28%	266.42%	219.78%	261.95%

*	Effective July 1, 2014, the advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
**	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.50%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The WBI Tactical BA Fund, WBI Tactical BP Fund, and the WBI Tactical DG Fund (collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Each Fund offers No Load Shares and Institutional Shares. The investment objective of the WBI Tactical BA Fund and the WBI Tactical BP Fund is to seek current income and long-term appreciation, while also seeking to protect principal during unfavorable market conditions. The investment objective of the WBI Tactical DG Fund is to seek long-term capital appreciation and current income. The WBI Tactical BA Fund and the WBI Tactical DG Fund commenced operations on December 29, 2010. The WBI Tactical BP Fund commenced operations on June 17, 2013.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Funds for the prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited), Continued

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security. Dividend income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).

The Funds distribute substantially all net investment income, if any, quarterly, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited), Continued

affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  During the six months ended May 31, 2017, the Funds retained the following amounts in redemption fees:

Redemption Fees
WBI Tactical BA Fund
No Load Shares	$21
Institutional Shares	2,285
WBI Tactical BP Fund
No Load Shares	—
Institutional Shares	189
WBI Tactical DG Fund
No Load Shares	21
Institutional Shares	21

G.
New Accounting Pronouncement:  In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of May 31, 2017, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited), Continued

during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities:  The Funds’ investments are carried at fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities: Debt securities, such as corporate bonds, asset backed securities, municipal bonds, and U.S. Government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in

WBI Funds
NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited), Continued

securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities are classified in Level 2 of the fair value hierarchy. Investments in open-end mutual funds, including money market funds, are categorized in Level 1 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2017:

WBI Funds
NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited), Continued

WBI Tactical BA Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$3,484,667	$—	$—	$3,484,667
Health Care and Social
and Social Assistance	692,688	—	—	692,688
Manufacturing	7,529,128	—	—	7,529,128
Professional, Scientific,
and Technical Services	1,177,506	—	—	1,177,506
Utilities	584,602	—	—	584,602
Wholesale Trade	631,194	—	—	631,194
Total Common Stocks	14,099,785	—	—	14,099,785
Exchange-Traded Funds	5,973,550	—	—	5,973,550
U.S. Treasury Notes	—	3,191,979	—	3,191,979
Short-Term Investments	2,337,383	—	—	2,337,383
Total Investments in Securities	$22,410,718	$3,191,979	$—	$25,602,697

WBI Tactical BP Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$2,188,715	$—	$—	$2,188,715
Manufacturing	7,216,267	—	—	7,216,267
Professional, Scientific,
and Technical Services	1,808,888	—	—	1,808,888
Utilities	996,135	—	—	996,135
Total Common Stocks	12,210,005	—	—	12,210,005
Exchange-Traded Funds	11,504,150	—	—	11,504,150
Short-Term Investments	2,066,307	—	—	2,066,307
Total Investments in Securities	$25,780,462	$—	$—	$25,780,462

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited), Continued

WBI Tactical DG Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$275,776	$—	$—	$275,776
Finance and Insurance	4,089,420	—	—	4,089,420
Health Care and Social
and Social Assistance	687,928	—	—	687,928
Manufacturing	5,967,041	—	—	5,967,041
Professional, Scientific,
and Technical Services	916,404	—	—	916,404
Retail Trade	843,518	—	—	843,518
Transportation and Warehousing	596,554	—	—	596,554
Wholesale Trade	2,035,907	—	—	2,035,907
Total Common Stocks	15,412,548	—	—	15,412,548
REITs	459,930	—	—	459,930
Short-Term Investments	839,933	—	—	839,933
Total Investments in Securities	$16,712,411	$—	$—	$16,712,411

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at May 31, 2017, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2 during the six months ended May 31, 2017. There were no Level 3 securities held in the Funds during the six months ended May 31, 2017.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the six months ended May 31, 2017, WBI Investments, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provided most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of each Fund. For the six months ended May 31, 2017, the Funds incurred the following in advisory fees:

Advisory Fees
WBI Tactical BA Fund	$116,604
WBI Tactical BP Fund	114,562
WBI Tactical DG Fund	74,299

The Funds are responsible for their own operating expenses.  For the six months ended May 31, 2017, the Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited), Continued

necessary to limit each Fund’s No Load Shares net annual operating expenses to 1.75% of average daily net assets and each Fund’s Institutional Shares net annual operating expenses to 1.50% of average daily net assets. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended May 31, 2017, the Advisor reduced its fees and absorbed Fund expenses in the amount of $40,137, $35,947, and $41,779 for the WBI Tactical BA Fund, WBI Tactical BP Fund and the WBI Tactical DG Fund, respectively. The Funds’ cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

WBI Tactical		WBI Tactical		WBI Tactical
BA Fund		BP Fund		DG Fund
Year	Amount	Year	Amount	Year	Amount
2017	$42,951	2017	$192,288	2017	$27,713
2018	—	2018	39,866	2018	—
2019	46,255	2019	55,806	2019	72,385
2020	40,137	2020	35,947	2020	41,779
	$129,343		$323,907		$141,877

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the six months ended May 31, 2017, the WBI Tactical BA Fund, WBI Tactical BP Fund, and the WBI Tactical DG Fund incurred the following expenses for administration and fund accounting, transfer agency, chief compliance officer, and custody fees:

	WBI Tactical	WBI Tactical	WBI Tactical
	BA Fund	BP Fund	DG Fund
Administration and Fund Accounting	$39,650	$37,040	$25,026
Transfer Agency (a)	17,720	16,860	11,078
Custody	5,904	5,475	5,853
Chief Compliance Officer	4,439	4,439	4,439

(a) Does not include out-of-pocket expenses.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited), Continued

At May 31, 2017, the Funds had payables due to the Administrator for administration and fund accounting, transfer agency, Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	WBI Tactical	WBI Tactical	WBI Tactical
	BA Fund	BP Fund	DG Fund
Administration and Fund Accounting	$13,414	$11,522	$9,088
Transfer Agency (a)	2,886	2,466	2,310
Custody	1,295	1,489	2,885
Chief Compliance Officer	1,439	1,439	1,440

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator. The Trust’s Chief Compliance Officer is also an employee of the Administrator.  A Trustee of the Trust is affiliated with the Administrator and U.S. Bank N.A. This same Trustee is an interested person of the distributor.

NOTE 5 – DISTRIBUTION (12B-1) FEE

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the No Load Shares only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of each Fund’s No Load Shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2017, the WBI Tactical BA Fund - No Load Shares, WBI Tactical BP Fund - No Load Shares, and the WBI Tactical DG Fund - No Load Shares paid the Distributor $17,040, $2,943, and $11,986, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

Each Fund’s share class has entered into a Shareholder Servicing Agreement (the “Agreement”) with the Advisor, under which they may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Fund’s share class.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators

WBI Funds
NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited), Continued

which have entered into Service Agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended May 31, 2017, the Funds incurred the following shareholder servicing fees under the agreement:

Shareholder Servicing Fees
WBI Tactical BA Fund
No Load Shares	$5,935
Institutional Shares	4,859
WBI Tactical BP Fund
No Load Shares	401
Institutional Shares	15,615
WBI Tactical DG Fund
No Load Shares	4,276
Institutional Shares	440

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2017, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term securities were as follows:

	Purchases	Sales
WBI Tactical BA Fund	$42,529,616	$46,397,957
WBI Tactical BP Fund	42,803,862	45,599,278
WBI Tactical DG Fund	26,830,972	29,481,911

For the six months ended May 31, 2017, the cost of purchases and the proceeds from sales of U.S. Government securities, excluding short-term securities, were as follows:

	Purchases	Sales
WBI Tactical BA Fund	$5,671,586	$5,925,887

The WBI Tactical BP Fund and the WBI Tactical DG Fund made no purchases or sales of U.S. government securities during the six months ended May 31, 2017.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited), Continued

NOTE 8 – LINES OF CREDIT

The WBI Tactical BA Fund and the WBI Tactical DG Fund had lines of credit in the amount of $1,600,000 and $2,800,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank, N.A. During the six months ended May 31, 2017, the Funds did not draw upon their lines of credit.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The distributions paid by the Fund during the six months ended May 31, 2017, and the year ended November 30, 2016, were characterized as follows:

	WBI Tactical BA Fund
	May 31, 2017	Nov. 30, 2016
Ordinary Income	$71,967	$121,539

	WBI Tactical BP Fund
	May 31, 2017	Nov. 30, 2016
Ordinary Income	$161,106	$198,716

	WBI Tactical DG Fund
	May 31, 2017	Nov. 30, 2016
Ordinary Income	$71,787	$127,903

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2016, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) were as follows:

	WBI Tactical	WBI Tactical	WBI Tactical
	BA Fund	BP Fund	DG Fund
Cost of investments (a)	$28,577,404	$26,900,978	$16,817,569
Gross tax unrealized appreciation	$995,708	$1,128,543	$1,864,685
Gross tax unrealized depreciation	(207,531)	(251,116)	(137,732)
Net tax unrealized appreciation (a)	788,177	877,427	1,726,953
Undistributed ordinary income	37,850	80,742	7,502
Total distributable earnings	37,850	80,742	7,502
Other accumulated gains/(losses)	(3,933,027)	(2,868,268)	(6,171,684)
Total accumulated
earnings/(losses)	$(3,107,000)	$(1,910,099)	$(4,437,229)

(a)	The difference between book-basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited), Continued

As of November 30, 2016, the Fund had capital loss carryforwards as follows:

	Short-Term	Long-Term
	Capital Loss	Capital Loss
	Carryover	Carryover
WBI Tactical BA Fund	$3,933,027	$—
WBI Tactical BP Fund	2,868,268	—
WBI Tactical DG Fund	6,171,684	—

These capital losses may be carried forward indefinitely to offset future gains.

NOTE 10 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

• Market Risk. The prices of the securities in which the Funds invest may decline for a number of reasons. The stock market as a whole, or the value of an individual company, may go down resulting in a decrease in the value of a Fund.

• Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

• Foreign and Emerging Market Risk. Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

• Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

• ETF and Mutual Fund Risk. When a Fund invests in an ETF or mutual fund, including money market funds for its cash position, it will bear additional

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited), Continued

expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Funds also will incur brokerage costs when it purchases ETFs.

• Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

• Debt Securities Risk. The market value of debt securities held by the Funds typically change as interest rates change, as demand for the instrument changes, and as actual or perceived creditworthiness of an issuer changes. During periods of rising interest rates, the market value of debt securities held by the Funds will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity rates. Debt securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time. Because interest rates in the United States are at historical lows, the Funds may have an increased risk associated with debt securities and rising interest rates. Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for the Funds to sell the instruments at or near the market value used to compute the Funds’ NAV.

• High-Yield Securities Risk. The debt income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

NOTE 11 – REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING

A Special Meeting of Shareholders (the “Meeting”) took place on March 3, 2017, to elect one new Trustee to the Board and to ratify the prior appointment of two current Trustees of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, were entitled to attend or submit proxies.  As of the applicable record date, the Trust had 315,776,916 shares outstanding.  The results of the voting for each proposal were as follows:

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited), Continued

Proposal No. 1.	Election of One New Trustee

Nominee	For Votes	Votes Withheld
David G. Mertens	206,896,354	1,556,814

Proposal No. 2.	Ratification of the Prior Appointment of Two Current Trustees of the Board

Current Trustee	For Votes	Votes Withheld
Gail S. Duree	205,321,820	3,131,348
Raymond B. Woolson	206,321,270	2,131,897

Effective March 3, 2017, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens,	George T. Wofford,
Independent Trustee	Independent Trustee
George J. Rebhan,	Raymond B. Woolson,
Independent Trustee	Independent Trustee

Effective March 13, 2017, following Mr. Wofford’s resignation, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens,	Raymond B. Woolson,
Independent Trustee	Independent Trustee
George J. Rebhan,
Independent Trustee

NOTE 12 – SUBSEQUENT EVENTS

On June 14, 2017, at the recommendation of the Advisor, the Board of Trustees of the Trust approved an amendment to the Amended and Restated Operating Expenses Limitation Agreement between the Trust, on behalf of the Funds, and the Advisor, pursuant to which the Advisor has agreed to reduce the Funds’ expense caps for Institutional Class and No Load Class to 1.30% and 1.55%, respectively, effective June 15, 2017 (the “Expense Caps”).  The Expense Caps will be in place at least through March 29, 2019.

Also, at the request of the Advisor, the Board approved the termination of the Amended and Restated Shareholder Servicing Plan for the Funds.

WBI Funds

NOTICE TO SHAREHOLDERS as of May 31, 2017 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-WBI-FUND (1-855-924-3863).

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-WBI-FUND (1-855-924-3863) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 7-8, 2016, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and WBI Investments, Inc. (the “Advisor”) for another annual term for the WBI Tactical BA Fund (“BA Fund”), WBI Tactical DG Fund (“DG Fund”), WBI Tactical BP Fund (“BP Fund”) and WBI Tactical DI Fund (“DI Fund”) (each, a “Fund,” and collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 11-12, 2016, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, the Advisor’s compliance record, and the Advisor’s disaster recovery plan/business continuity plan.  The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds as of June 30, 2016 on

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and appropriate securities.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as each Fund’s level of risk tolerance, may differ significantly from funds in the peer universe.  In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices. The Board also considered the defensive nature of the Funds’ investment strategies and the Advisor’s representations that the Funds are structured to provide downside protection which will result in lagging relative performance during periods of strong market returns.

BA Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year and three-year period, equal to its peer group median for the five-year period, and above its peer group median for the since inception period.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for all relevant periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that the Advisor attributed the differences to the way performance is calculated for the similarly managed accounts, the timing and amount of cash flows that can cause dispersion and that the Fund may use options while the separate accounts do not.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

DG Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was significantly below its peer group median for the one-year period, below its peer group median for the three-year period, and above its peer group median for the five-year and since inception periods.

The Board noted that the Fund’s performance, with regard to the Morningstar comparative universe, was significantly below its peer group median for the one-year and three-year periods and below its peer group median for the five-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that the Advisor attributed the differences to the way performance is calculated

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

for the similarly managed accounts, the timing and amount of cash flows that can cause dispersion and that the Fund may use options while the separate accounts do not. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark.

BP Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year and three-year periods.

The Board noted that the Fund’s performance, with regard to the Morningstar comparative universe, was below the peer group median for the one-year and three-year periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that the Advisor attributed the differences to the way performance is calculated for the similarly managed accounts, the timing and amount of cash flows that can cause dispersion and that the Fund may use options while the separate accounts do not. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark.

DI Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was significantly below its peer group median for the one-year period and below its peer group median for the three-year period.

The Board noted that the Fund’s performance, with regard to the Morningstar comparative universe, was significantly below its peer group median for the one-year period and below its peer group median for the three-year period.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that the Advisor attributed the differences to the way performance is calculated for the similarly managed accounts, the timing and amount of cash flows that can cause dispersion and that the Fund may use options while the separate accounts do not. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund.  The Board reviewed information as to the fees and expenses of advisers and funds within relevant peer funds and the Advisor’s similarly managed separate accounts for other

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Funds.  The Board found that the fees charged to the Funds were generally in line with or comparable to the fees charged by the Advisor to its similarly managed separate account clients, and to the extent fees charged to the Funds were higher than for the average similarly managed separate accounts, it was largely a reflection of more investment management, compliance and operational complexity involved in managing the Funds that is not present in managing the separately managed accounts.

BA Fund: The Board noted that the Advisor had contractually agreed to maintain annual expense ratios for the Fund of 1.50% for Institutional Class shares and 1.75% for No Load shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for No Load shares was above the median and average of its peer group, and the total expense ratio for Institutional Class shares was below the median and average of its peer group.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio for the No Load shares was above the peer group median and slightly below the peer group average, and the Institutional Class shares were below the peer group median and average.  The Board also noted that the contractual advisory fee was equal to its peer group median and slightly above its peer group average, and when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the advisory fee was below the peer group median and average.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fee received by the Advisor from the Fund during the most recent fiscal year was below the peer group median and average.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

DG Fund: The Board noted that the Advisor had contractually agreed to maintain annual expense ratios for the Fund of 1.50% for Institutional Class shares and 1.75% for No Load shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for No Load shares was above the median and average of its peer group, and the total expense ratio for Institutional Class shares was below the median and average of its peer

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

group.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios for the No Load shares were above the peer group median and slightly below to the peer group average, and the Institutional Class shares were below the peer group median and average.  The Board also noted that the contractual advisory fee was equal to its peer group median and slightly above its peer group average, and when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the advisory fee was below the peer group median and average.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fee received by the Advisor from the Fund during the most recent fiscal year was below the peer group median and average.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

BP Fund: The Board noted that the Advisor had contractually agreed to maintain annual expense ratios for the Fund of 1.50% for Institutional Class shares and 1.75% for No Load shares (the “Expense Caps”). The Board noted that the Fund’s total expense ratio for No Load shares was above the median and average of its peer group, and the total expense ratio for Institutional Class shares was below the median and average of its peer group.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios for the No Load shares was above the peer group median and slightly below the peer group average, and the Institutional Class shares were below the peer group median and average.  The Board also noted that the contractual advisory fee was equal to its peer group median and slightly above its peer group average, and when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the advisory fee was below the peer group median and average.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fee received by the Advisor from the Fund during the most recent fiscal year was below the peer group median and average.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

DI Fund: The Board noted that the Advisor had contractually agreed to maintain annual expense ratios for the Fund of 1.50% for Institutional Class shares and 1.75% for No Load shares (the “Expense Caps”). The Board noted that the Fund’s total expense ratio for No Load shares was above the median and average of its peer group, and the total expense ratio for Institutional Class shares was below the median and average of its peer

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

group.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios for the No Load shares was above the peer group median and slightly below to the peer group average, and the Institutional Class shares were below the peer group median and average.  The Board also noted that the contractual advisory fee was equal to its peer group median and slightly above its peer group average, and when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the advisory fee was below the peer group median and average.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Advisor received no advisory fee from the Fund during the most recent fiscal year.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, including benefits received in the form of Rule 12b-1 fees and shareholder servicing plan fees received from the Funds and “soft dollar” benefits that may be received by the Advisor and its affiliates in exchange for Fund brokerage.  The Board noted that the Advisor has terminated all soft dollar arrangements with executing broker‐dealers. The Board considered that an affiliated broker-dealer of the Advisor receives and retains cash payments in the form of payment for order flow (“PFOF”) from other dealers and market centers in connection with Fund brokerage activities.  In this regard, the Board took into account that the affiliated broker-dealer does not charge the Fund any commission or other fees in connection with Fund

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

brokerage. The Board also reviewed information indicating that the Advisor does not charge a separate fee for separately managed account clients (managed by the Advisor or its affiliates) invested in the Funds and determined that the Advisor (or its affiliate) was not receiving an advisory fee both at the separate account and at the Fund level for these accounts.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the BA Fund, DG Fund, BP Fund, and the DI Fund but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the BA Fund, DG Fund, BP Fund, and the DI Fund would be in the best interest of each Fund and its shareholders.

Please note, the WBI Tactical DI Fund liquidated on May 30, 2017.

WBI Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
WBI Investments, Inc.
One River Centre
331 Newman Springs Road
Suite 122
Red Bank, NJ 07701

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
1-855-WBI-FUND (1-855-924-3863)

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a free prospectus, please call 1-855-924-3863

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/1/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/1/2017

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    8/1/2017

* Print the name and title of each signing officer under his or her signature.